Supplement dated June 16, 2010
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2010
(as supplemented on March 17, 2010, May 3, 2010, May 19, 2010 and May 27, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On page 3, delete the ticker symbol for the Class A shares of the Short-Term Income Fund and substitute
SRHQX.

On or about November 12, 2010, on page 2-3, delete the ticker symbols from the following columns:
· LargeCap Blend Fund II – Classes A, B, and C
· LargeCap Growth Fund I – Classes A, B, and C
· LargeCap Growth Fund II – Classes A and C
· LargeCap Value Fund III – Classes A, B, and C
· MidCap Growth Fund III – Classes A, B, and C
· MidCap Value Fund I – Classes A, B, and C
· SmallCap Growth Fund II – Classes A, B, and C.

FUND HISTORY
On or about November 12, 2010, on page 6, delete the “X” from the following columns:
· LargeCap Blend Fund II – Classes A, B, and C
· LargeCap Growth Fund I – Classes A, B, and C
· LargeCap Growth Fund II – Classes A and C
· LargeCap Value Fund III – Classes A, B, and C
· MidCap Growth Fund III – Classes A, B, and C
· MidCap Value Fund I – Classes A, B, and C
· SmallCap Growth Fund II – Classes A, B, and C.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
On page 12, under the sub-heading “Investment Strategies and Risks – Restricted Securities,” in the first sentence in the second paragraph, delete 10% and substitute 5%.

On page 30, under the sub-heading “Other Investment Companies,” add the following to the end of the first sentence: “except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange
Commission.”

INVESTMENT ADVISORY AND OTHER SERVICES
On page 95, under the sub-heading “Investment Advisors,” add MidCap Value Fund III to the list of funds in the second and fourth paragraph.

On page 100, delete the paragraph describing Van Kampen Asset Management and substitute:
Sub-Advisor: Invesco Advisers, Inc. (“Invesco”) is an indirect wholly owned subsidiary of Invesco Ltd., a publicly held company and an independent investment services company. Invesco provides investment management services to a wide variety of individual, institutional, and investment company clients.

Effective July 1, 2010, on page 102, delete the management fee schedule for the LargeCap Growth Fund I and the related supplement information included in the March 17, 2010 supplement. Substitute the following:

Management Fee Schedule
First $500 million		0.66%
Next $500 million		0.64%
Next $500 million		0.62%
Next $500 million		0.61%
Next $1 billion		0.60%
Over $3 billion		0.59%

Effective July 1, 2010, make the following changes to the information in the table on page 104:
For LargeCap Blend Fund II, in the Class A column, delete “N/A” and substitute “1.42%,” in the Class B column, delete “N/A” and substitute “2.36%,” and in the Expiration column, delete “02/28/2011” and substitute
“11/12/2010.”

For LargeCap Growth Fund I, in the Class A column, delete “N/A” and substitute “1.43%.” in the Class B column, delete “N/A” and substitute “2.71%,” in the Class C column, delete “2.18%” and substitute “2.09%,” and in the Expiration column, delete “02/28/2011” and substitute “11/12/2010.”

On or about November 12, 2010, make the following changes to the table on page 104:
· LargeCap Blend Fund II – delete row
· LargeCap Growth Fund I – delete row
· LargeCap Growth Fund II – delete row
· LargeCap Value Fund III – delete row
· MidCap Growth Fund III – delete row
·	MidCap Value Fund I – delete the information for Classes A, B, and C and substitute N/A
·	SmallCap Growth Fund II – delete the information for Classes A, B, and C and substitute N/A.

On page 105, add the following to table listing contractual management fee waivers:
Fund	Waiver	Expiration
MidCap Value Fund III	0.01%	02/28/2012

MULTIPLE CLASS STRUCTURE
On page 116, add the following after the first full paragraph in this section:

Effective July 1, 2010, purchases of or exchanges into Class A and C shares of the following Funds will be allowed only for shareholders that own shares of those classes on that date, effective July 1, 2010, exchanges into Class B shares of the following Funds will be allowed only for shareholders that own Class B shares of those Funds on that date. Effective August 5, 2010, no purchases of or exchanges into Class A, B or C shares of the following Funds will be allowed:
·	LargeCap Blend Fund II – Classes A, B, and C
·	LargeCap Growth Fund I – Classes A, B, and C
·	LargeCap Growth Fund II – Classes A and C
·	LargeCap Value Fund III – Classes A, B, and C
·	MidCap Growth Fund III – Classes A, B, and C
·	MidCap Value Fund I – Classes A, B, and C
·	SmallCap Growth Fund II – Classes A, B, and C.

PRICING OF FUND SHARES
Money Market Fund
In the first sentence of the second paragraph of this section, delete 90 and substitute 60.

Add the following after the third paragraph:
The Board of Directors has approved policies and procedures for Principal to conduct monthly stress testing of the Money Market Fund’s ability to maintain a stable net asset value per share.

PORTFOLIO HOLDINGS DISCLOSURE
On page 154, delete the first paragraph under this heading and substitute:

The portfolio holdings of the SAM Portfolios, Principal LifeTime Funds and any other fund that is a fund of funds, are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Fund may publish month-end portfolio holdings information for each of its portfolios on the
principal.com website and on the principalfunds.com website on the thirteenth business day of the following month. The Fund may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on a portfolio’s holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition or change in weightings of Underlying Funds in which the SAM Portfolios, Principal LifeTime Funds, or other funds of funds invest. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.